DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

The business model of Zivo Bioscience, Inc. and its subsidiaries (Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Zivo Bioscience, LLC, Wellmetrix, LLC, WellMetris, LLC, Zivo Biologic, Inc., ZIVOLife, LLC, and Zivo Zoologic, Inc. (collectively the “Company”)) is to derive future income from licensing and selling natural bioactive ingredients derived from their proprietary algae cultures to animal, human and dietary supplement and medical food manufacturers.